Average Annual Total Returns - Class A Class C and Institutional Class - SP MidCap 400 Pure Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P MidCap 400 Pure Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.46%	7.73%	7.02%	1.44%	7.27%	6.76%	0.86%	5.86%	5.55%	9.61%	11.17%	10.05%	4.74%	7.98%	6.73%	4.72%	7.46%	6.44%	2.81%	6.03%	5.29%	9.61%	11.17%	10.05%